U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


1.Name and address of issuer:
MassMutual Select Funds
100 Bright Meadow Boulevard
Enfield, CT 06082


2.The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

[   ]

MassMutual RetireSMARTSM 2010 Fund
MassMutual RetireSMARTSM 2015 Fund
MassMutual RetireSMARTSM 2020 Fund
MassMutual RetireSMARTSM 2025 Fund
MassMutual RetireSMARTSM 2030 Fund
MassMutual RetireSMARTSM 2035 Fund
MassMutual RetireSMARTSM 2040 Fund
MassMutual RetireSMARTSM 2045 Fund
MassMutual RetireSMARTSM 2050 Fund
MassMutual RetireSMARTSM 2055 Fund
MassMutual RetireSMARTSM Conservative Fund
MassMutual RetireSMARTSM Growth Fund
MassMutual RetireSMARTSM In Retirement Fund
MassMutual RetireSMARTSM Moderate Fund
MassMutual RetireSMARTSM Moderate Growth Fund
MassMutual Select BlackRock Global Allocation Fund
MassMutual Select Blue Chip Growth Fund
MassMutual Select Diversified International Fund
MassMutual Select Diversified Value Fund
MassMutual Select Focused Value Fund
MassMutual Select Fundamental Growth Fund
MassMutual Select Fundamental Value Fund
MassMutual Select Growth Opportunities Fund
MassMutual Select Large Cap Value Fund
MassMutual Select Mid Cap Growth Equity II Fund
MassMutual Select Mid-Cap Value Fund
MassMutual Select Overseas Fund
MassMutual Select PIMCO Total Return Fund
MassMutual Select Small Cap Growth Equity Fund
MassMutual Select Small Cap Value Equity Fund
MassMutual Select Small Company Growth Fund
MassMutual Select Small Company Value Fund
MassMutual Select Strategic Bond Fund
MM MSCI EAFE International Index Fund
MM Russell 2000 Small Cap Index Fund
MM S&P Mid Cap Index Fund
MM S&P 500 Index Fund


3.Investment Company Act File Number: 811-8274

Securities Act File Number: 33-73824


4(a).Last day of fiscal year for which this Form is filed:
December 31, 2013

4(b).[  ]
Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).
(See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.

4(c).[   ]
Check box if this is the last time the issuer will be filing this Form.


5.Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$  5,016,892,194

(ii) Aggregate price of securities redeemed or repurchased
during the fiscal year:
$  5,679,926,656

(iii) Aggregate price of securities redeemed or repurchased
during any PRIOR fiscal year ending no earlier than October 11,
1995 that were not previously used to reduce registration fees payable to the Commission:
$  0

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
$  5,679,926,656

(v) Net sales -- if item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$  0

(vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$  663,034,462

(vii) Multiplier for determining registration fee (See Instruction C.9): x 0.0001288000

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):
$   0


6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
$    0


8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]:
$   0


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

Method of Delivery:

[   ]  Wire Transfer

[   ]  Mail or other means



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


/s/ Renee Hitchcock

Renee Hitchcock
Assistant Treasurer

Date: March 19, 2014


*Please print the name and title of the signing officer below the signature.